Business combinations and other significant transactions - Summary of fair values of identifiable assets and liabilities acquired (Details) - USD ($) $ in Millions	Dec. 31, 2018	Oct. 31, 2018
Assets
Cash and cash equivalents recognised as of acquisition date	$ 114
Petrohawk Energy Corporation
Assets
Property, plant and equipment		$ 10,845
Intangible assets		21
Inventories		27
Trade and other receivables		493
Cash and cash equivalents recognised as of acquisition date		104
Liabilities
Trade and other payables		(659)
Provisions		(323)
Non-controlling interest		(206)
Total consideration		$ 10,302